Transactions with Related Parties, textual (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties, current	$ 745		$ 484
Income / (loss) from Investments	(198)	$ (86)
Cash dividends on preferred stock	2,884	2,884
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	827	395
Due to related parties, current	256		54
Steamship Shipbroking Enterprises Inc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,654	$ 999
Due to related parties, current	$ 0		$ 0